Summary of Significant Accounting Policies (Details) - EBP 002 - USD ($)	3 Months Ended	21 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Amounts allocated to accounts of participants who had elected to withdraw from the Plan but had not been paid	$ 0		$ 0
Monthly participant, administrative fee	$ 2.90	$ 3.60